Share Based Compensation	6 Months Ended
Jun. 30, 2021
Disclosure of share-based payment arrangements [text block] [Abstract]
SHARE BASED COMPENSATION

NOTE 5 – SHARE BASED COMPENSATION:

On December, 2019, the Company established a share option plan (the “Plan”). Under the Plan, as of June 31, 2021 a total of 559,912 options to subscribe Ordinary Shares that have been granted to employees, consultants and directors are outstanding.

On February 21, 2021, the Company’s board of directors granted a total of 13,605 options to subscribe for Ordinary Shares to employees and a total of 21,768 options to subscribe for Ordinary Shares to consultants. The vesting period is three years commencing on the grant date. The exercise price per share was NIS 0.37($0.12). The contractual life of the options under the Plan is ten years. The options to employees were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

On March 16, 2021, the Company’s board of directors granted a total of 81,633 options to subscribe for Ordinary Shares to a director. The vesting period is up to three years from the grant date. The exercise price per share was NIS 0.37($0.12). The contractual life of the options under the Plan is ten years. The options were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

The fair value of all granted options was estimated by using the Black Scholes model, which was aimed to model the value of the Company’s assets over time. The simulation approach was designed to take into account the terms and conditions of the share options, as well as the capital structure of the Company and the volatility of its assets, on the date of grant based on certain assumptions. Those conditions are, among others:

(i)	The expected volatility is 50%;

(ii)	The dividend rate 0%; and

(iii)	Expected term – three years.

The valuation was completed with the assistance of an external valuator based on management’s assumptions.

During the six months ended June 30, 2021, the Company recorded share-based payment expenses in the amount of 462.

The options to services providers and advisers outstanding as of June 30, 2021, as follows:

	Six months ended June 30, 2021
	Number of options	Weighted average Exercise price NIS
Outstanding at beginning of year	165,987	0.37
Granted	21,768	0.37
Exercised	(1,567)	0.37
Forfeited	(3,134)	0.37
Outstanding as of June 30, 2021	183,054	0.37
Exercisable options	129,686	0.37

The options to employees and directors outstanding as of June 30, 2021, as follows:

	Six months ended June 30, 2021
	Number of options	Weighted average Exercise price NIS
Outstanding at beginning of year	296,036	0.37
Granted	95,238	0.37
Exercised	(4,544)	0.37
Forfeited	(9,871)	0.37
Outstanding as of June 30, 2021	376,859	0.37
Exercisable options	248,735	0.37